UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2008

(Unaudited)

Shares	Description	Value USD
	LONG-TERM INVESTMENTS—106.0%
	EQUITIES
	CHINA (INCLUDING HONG KONG)—49.7%
782,000	Aluminum Corp. of China Ltd. (Class “H” Shares)	$421,614
	(Materials)
754,000	Angang Steel Co. Ltd. (Class “H” Shares)	853,333
	(Materials)
150,000	Anhui Conch Cement Co. Ltd.(a) (Class “H” Shares)	697,617
	(Materials)
64,000	Cheung Kong Holdings Ltd.	610,536
	(Real Estate-Developers)
433,000	China Coal Energy Co. (Class “H” Shares)	349,931
	(Energy)
516,000	China Communications Construction Co. Ltd. (Class “H” Shares)	644,727
	(Industrials)
2,602,000	China Construction Bank Corp. (Class “H” Shares)	1,447,680
	(Banking)
443,000	China COSCO Holdings Co. Ltd. (Class “H” Shares)	312,098
	(Industrials)
925,000	China Life Insurance Co. Ltd. (Class “H” Shares)	2,842,046
	(Diversified Financials)
303,000	China Merchants Bank Co. Ltd. (Class “H” Shares)	566,935
	(Banking)
691,000	China Mobile Ltd.	7,010,966
	(Telecommunications)
400,000	China Oilfield Services Ltd. (Class “H” Shares)	326,570
	(Energy)
1,342,000	China Overseas Land & Investment Ltd.	1,884,353
	(Real Estate-Developers)

Shares	Description	Value USD
2,014,000	China Petroleum & Chemical Corp. (Class “H” Shares)	$1,237,932
	(Energy)
368,000	China Resources Power Holdings Co. Ltd.	715,515
	(Utilities)
704,000	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,509,277
	(Energy)
326,000	China Shipping Development Co. Ltd. (Class “H” Shares)	328,515
	(Industrials)
1,538,000	CNOOC Ltd.	1,462,908
	(Energy)
200,000	Hutchison Whampoa Ltd.	1,009,643
	(Industrials)
7,523,000	Industrial & Commercial Bank of China (Class “H” Shares)	3,994,088
	(Banking)
255,500	MTR Corp. Ltd.	595,041
	(Industrials)
2,482,000	PetroChina Co. Ltd. (Class “H” Shares)	2,205,646
	(Energy)
428,500	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	2,105,785
	(Diversified Financials)
161,000	Sun Hung Kai Properties Ltd.	1,354,741
	(Real Estate-Developers)
96,000	Swire Pacific Ltd. (Class “A” Shares)	665,013
	(Real Estate-Developers)
107,600	Tencent Holdings Ltd.	699,156

	(Information Technology)
		35,851,666

	INDIA—0.6%
13,679	Housing Development Finance Corp. Ltd.	418,603

	(Banking)

See Notes to Portfolio of Investments.

Shares	Description	Value USD
	INDONESIA—2.1%
2,801,000	Bank Rakyat Indonesia	$1,191,129
	(Banking)
350,500	Indo Tambangraya Megah PT	344,986

	(Energy)
		1,536,115

	PHILIPPINES—0.7%
10,360	Philippine Long Distance Telephone Co.	473,476

	(Telecommunications)

	SINGAPORE—10.7%
283,000	CapitaLand Ltd.	617,486
	(Real Estate-Developers)
204,000	City Developments Ltd.	912,686
	(Real Estate-Developers)
183,000	Singapore Exchange Ltd.	651,881
	(Diversified Financials)
715,000	Singapore Press Holdings Ltd.	1,550,350
	(Consumer Discretionary)
515,000	Singapore Telecommunications Ltd.	917,758
	(Telecommunications)
341,000	United Overseas Bank Ltd.	3,081,628

	(Banking)
		7,731,789

	SOUTH KOREA—22.7%
2,673	DC Chemical Co. Ltd.	479,547
	(Materials)
18,882	GS Engineering & Construction Corp.	895,607
	(Industrials)
27,410	Hyundai Development Co.	725,709
	(Industrials)
4,762	Hyundai Heavy Industries	778,551
	(Industrials)
14,493	Hyundai Motor Co.	463,737
	(Consumer Discretionary)
20,140	KB Financial Group, Inc.(a)	538,858
	(Banking)
22,007	KT&G Corp.	1,392,022
	(Consumer Staples)
14,180	LG Corp.	492,449
	(Industrials)
2,140	Nong Shim Co. Ltd.	417,708
	(Consumer Staples)

Shares	Description	Value USD
5,457	POSCO	$1,657,136
	(Materials)
11,193	Samsung Electronics Co. Ltd.	4,080,860
	(Information Technology)
2,558	Samsung Fire & Marine Insurance Co. Ltd.	388,713
	(Diversified Financials)
47,219	Shinhan Financial Group Co. Ltd.	1,123,545
	(Banking)
16,824	SK Holdings Co. Ltd.	1,293,316
	(Industrials)
7,393	SK Telecom Co. Ltd.	1,228,842
	(Telecommunications)
18,880	Woongjin Coway Co. Ltd.	404,879

	(Consumer Discretionary)
		16,361,479

	TAIWAN—16.4%
396,000	Acer, Inc.	518,031
	(Information Technology)
37,087	Asustek Computer, Inc.	41,852
	(Information Technology)
1,597,350	Cathay Financial Holding Co. Ltd.	1,799,672
	(Diversified Financials)
1,351,450	Chunghwa Telecom Co. Ltd.	2,176,919
	(Telecommunications)
1,029,855	Far Eastern Textile Co. Ltd.(b)	662,900
	(Industrials)
965,000	Fubon Financial Holding Co. Ltd.	708,207
	(Diversified Financials)
528,206	Hon Hai Precision Industry Co. Ltd.	1,041,496
	(Information Technology)
60,000	HTC Corp.	602,271
	(Information Technology)
542,000	Quanta Computer, Inc.	575,035
	(Information Technology)
722,000	Siliconware Precision Industries Co.	628,698
	(Information Technology)
10,020	Taiwan Cement Corp.	8,281
	(Materials)
2,276,564	Taiwan Semiconductor Manufacturing Co. Ltd.	3,106,326

	(Information Technology)
		11,869,688

See Notes to Portfolio of Investments.

Shares	Description	Value USD
	THAILAND—3.1%
348,200	Advanced Info Service PCL	$785,903
	(Telecommunications)
303,700	PTT Exploration & Production PCL	935,431
	(Energy)
376,700	Siam Commercial Bank PCL	530,716

	(Banking)
		2,252,050

Units
	RIGHTS
	CHINA
53,680	China Overseas Land & Investment Ltd.,
	expiring 01/21/09
	(Real Estate-Developers)
	(cost $0)	19,255

	Total long-term investments (cost $83,287,213)	76,514,121

	SHORT-TERM INVESTMENT—62.3%
	MONEY MARKET MUTUAL FUND
Shares
	UNITED STATES
44,959,836	JPMorgan Prime Money Market Fund/Premier (cost $44,959,836)	44,959,836

	Total Investments—168.3% (cost $128,247,049)(c)(d)	121,473,957
	Liabilities in excess of other assets—(68.3)%	(49,315,739)

	Net Assets—100.0%	$72,158,218

The following annotations are used in the Portfolio of Investments:

(a)	Non-income producing security.
(b)	An Independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	Tax cost substantially the same as book cost.
(d)	As of December 31, 2008, 65 securities representing $74,658,644 and 103.5% of net assets were fair valued using an independent pricing source in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$46,815,313	—
Level 2—Other Significant Observable Inputs	74,658,644	—
Level 3—Significant Unobservable Inputs		—

Total	$121,473,957	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2008 and December 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2008 was as follows:

Mutual Funds	62.3%
Banking	17.9
Telecommunications	17.4
Information Technology	15.6
Diversified Financials	11.8
Energy	11.6
Industrials	10.7
Real Estate-Developers	8.4
Materials	5.7
Consumer Discretionary	3.4
Consumer Staples	2.5
Utilities	1.0

168.3
Liabilities in excess of other assets	(68.3)

Total	100.0%

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Stock Index Futures Contracts: A stock index futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a stock index futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on stock index futures contracts.

The Fund may utilize stock index futures contracts for hedging and investment purposes. Should market prices for the futures contracts or the underlying assets move in ways not anticipated by the Fund, losses may result. The use of futures contracts for hedging and investment purposes involves the risk of imperfect correlation in the movements in prices of futures contracts and the underlying assets being hedged or the exposures desired by the Fund.

As of the reporting date, the Fund did not have any open futures contracts.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.